Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2020
Parent Company Only Condensed Financial Information [Abstract]
Schedule of condensed balance sheets
Condensed Balance Sheets

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
			Note 2(e)
ASSETS
Current assets:
Cash and cash equivalents	111,310	117,400	17,992
Time deposits	1,255,716	—	—
Prepayment and other current assets	9,819	1,020,637	156,419

Total current assets	1,376,845	1,138,037	174,411

Total assets	1,376,845	1,138,037	174,411

LIABILITIES AND SHAREHOLDERS’ EQUITY/(DEFICIT)
Current liabilities:
Amounts due to NetEase Group	—	2,059	315
Investments in subsidiaries and VIEs	1,060,693	2,536,385	388,717
Accrued liabilities and other payables	10,544	3,655	561

Total current liabilities	1,071,237	2,542,099	389,593
Non-current liabilities:
Other non-current liabilities	5,517	4,043	620

Total non-current liabilities	5,517	4,043	620

Total liabilities	1,076,754	2,546,142	390,213

Shareholders’ equity/(deficit):
Class A ordinary shares, US$0.0001 par value	16	18	3
Class B ordinary shares, US$0.0001 par value	56	56	9
Additional paid-in capital	2,232,841	2,309,963	354,017
Accumulated deficit	(1,920,081)	(3,674,034)	(563,070)
Accumulated other comprehensive loss	(14,527)	(47,058)	(7,213)
Statutory reserves	1,786	2,950	452

Total shareholders’ equity/(deficit)	300,091	(1,408,105)	(215,802)

Total liabilities and shareholders’ equity/(deficit)	1,376,845	1,138,037	174,411

Schedule of condensed statements of operations and comprehensive loss
Condensed Statements of Operations and Comprehensive Loss

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
				Note 2(e)
Operating expenses:
General and administrative expenses	(1,263)	(17,255)	(13,008)	(1,994)

Total operating expenses	(1,263)	(17,255)	(13,008)	(1,994)

Loss from operations	(1,263)	(17,255)	(13,008)	(1,994)
Interest income	—	5,396	22,060	3,381
Others, net	(4,774)	(4,492)	792	121
Share of loss of subsidiaries and VIEs	(202,873)	(585,152)	(1,762,633)	(270,135)

Loss before tax	(208,910)	(601,503)	(1,752,789)	(268,627)

Net loss	(208,910)	(601,503)	(1,752,789)	(268,627)
Accretions of convertible redeemable preferred shares to redemption value (Note 13)	(30,311)	(35,893)	—	—

Net loss attributable to ordinary shareholders of the Company	(239,221)	(637,396)	(1,752,789)	(268,627)

Net loss	(208,910)	(601,503)	(1,752,789)	(268,627)
Other comprehensive income/(loss):
Foreign currency translation adjustment	496	(15,023)	(32,531)	(4,986)

Total other comprehensive income/(loss)	496	(15,023)	(32,531)	(4,986)

Total comprehensive loss	(208,414)	(616,526)	(1,785,320)	(273,613)
Accretions of convertible redeemable preferred shares to redemption value (Note 13)	(30,311)	(35,893)	—	—

Comprehensive loss attributable to ordinary shareholders of the Company	(238,725)	(652,419)	(1,785,320)	(273,613)

Schedule of condensed statements of cash flows
Condensed Statements of Cash Flows

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
				Note 2(e)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	405	(782)	14,409	2,208

Cash flows from investing activities:
Placement of time deposits	—	(1,270,536)	(20,663)	(3,166)
Proceeds from maturities of time deposits	—	—	1,257,689	192,749
Capital injection to a subsidiary	(1,592)	—	—	—
Loans to subsidiaries	(427,591)	(132,062)	(1,236,543)	(189,509)
Payment for equity investment	—	—	(670)	(103)

Net cash used in investing activities	(429,183)	(1,402,598)	(187)	(29)

Cash flows from financing activities:
Proceeds received from Pre-IPO ordinary shareholders	41	—	—	—
Proceeds received from preferred shareholders, net of issuance cost	430,341	—	—	—
Proceeds from the issuance of IPO shares, net of issuance cost	—	630,364	—	—
Proceeds from concurrent private placement	—	881,662	—	—
Proceeds from noncontrolling interests and other shareholders	711	—	—	—
Payment of offering expenses	—	—	(7,909)	(1,212)
Proceeds from issuance of ordinary shares pursuant to incentive plan	—	—	34,468	5,282

Net cash provided by financing activities	431,093	1,512,026	26,559	4,070

Effect of exchange rate changes on cash and cash equivalents	1,120	(771)	(34,691)	(5,317)

Net increase in cash and cash equivalents	3,435	107,875	6,090	932
Cash and cash equivalents at the beginning of the year	—	3,435	111,310	17,060

Cash and cash equivalents at the end of the year	3,435	111,310	117,400	17,992